Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue
Schedule of disaggregation of revenue categorized by commodities sold
	Year ended	Year ended
	December 31,	December 31,
	2023	2022

Silver
Sales revenue	$62,419	$37,084
Derivative pricing adjustments	687	758
	63,106	37,842
Zinc
Sales revenue	$38,421	$59,262
Derivative pricing adjustments	325	1,280
	38,746	60,542
Lead
Sales revenue	$25,438	$29,731
Derivative pricing adjustments	19	(164)
	25,457	29,567
Other by-products
Sales revenue	$1,044	$995
Derivative pricing adjustments	196	220
	1,240	1,215

Total sales revenue	$127,322	$127,072
Total derivative pricing adjustments	1,227	2,094
Gross revenue	$128,549	$129,166
Proceeds before intended use	188	-
Treatment and selling costs	(39,175)	(44,150)
	$89,562	$85,016